Supplemental Cash Flow Information - Schedule of Supplemental Cash Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Interest paid (net of capitalized interest)	$ 351.7	$ 288.9
Income taxes paid	$ 67.2	$ 36.9